Financial instruments and risk management (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments
The following table shows the classification of financial assets and liabilities in accordance with IFRS 9:

January 1, 2018 (in € thousands)	Classification pursuant to IAS 39	Carrying amount	Classification pursuant to IFRS 9	Carrying amount
Deposits	LaR	20	AC	20
Other receivables	LaR	3	AC	3
Other non-current financial assets		23		23
Trade receivables	LaR	6,814	AC	6,814
Deposits	LaR	2,099	AC	2,099
Other receivables	LaR	1,057	AC	1,057
Other current financial assets		3,156		3,156
Cash and cash equivalents	LaR	8,214	AC	8,214
Total financial assets		18,207		18,207
Borrowings	OFL	5,850	AC	5,850
Trade payables	OFL	11,489	AC	11,489
Other liabilities	OFL	6,515	AC	6,515
Other current financial liabilities		6,515		6,515
Total financial liabilities		23,854		23,854
The following table shows the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories pursuant to IFRS 9.

		Measured at amortized cost		Measured at fair value
June 30, 2018 in € thousands	Classification pursuant to IFRS 9	Carrying amount	Fair value	Level 3	Total
Deposits	AC	21	21	—	21
Loan receivables	FVPL	—	—	70	70
Other receivables	AC	3	3	—	3
Other non-current financial assets		24	24	70	94
Trade receivables	AC	6,589	6,589	—	6,589
Deposits	AC	2,026	2,026	—	2,026
Other receivables	AC	699	699	—	699
Other current financial assets		2,725	2,725	—	2,725
Cash and cash equivalents	AC	8,053	8,053	—	8,053
Total financial assets		17,391	17,391	70	17,461
Borrowings	AC	14,002	14,162	—	14,002
Other non-current financial liabilities	AC	25	25	—	25
Trade payables	AC	10,177	10,177	—	10,177
Refund liabilities	AC	129	129	—	129
Other liabilities	AC	313	313	—	313
Other current financial liabilities		442	442	—	442
Total financial liabilities		24,646	24,806	—	24,646

The following table shows the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories pursuant to IAS 39.

		Measured at amortized cost		Measured at fair value
December 31, 2017 in € thousands	Classification pursuant to IAS 39	Carrying amount	Fair value		Total
Deposits	LaR	20	20	—	20
Other receivables	LaR	3	3	—	3
Other non-current financial assets		23	23	—	23
Trade receivables	LaR	6,814	6,814	—	6,814
Deposits	LaR	2,099	2,099	—	2,099
Other receivables	LaR	1,057	1,057	—	1,057
Other current financial assets		3,156	3,156	—	3,156
Cash and cash equivalents	LaR	8,214	8,214	—	8,214
Total financial assets		18,207	18,207	—	18,207
Borrowings	OFL	5,850	6,284	—	5,850
Trade payables	OFL	11,489	11,489	—	11,489
Other liabilities	OFL	6,515	6,515	—	6,515
Other current financial liabilities		6,515	6,515	—	6,515
Total financial liabilities		23,854	24,288	—	23,854

Schedule of significant unobservable inputs used in fair value measurement of assets
The following table presents the fair value of this asset as of the measurement date, valuation techniques, and related unobservable inputs of those assets.

Type	Fair value	Valuation technique	Significant unobservable inputs	Range Median or Average	Inter-relationship between significant unobservable inputs and fair value measurement
Loan receivable	€70
Income approach: the valuation model considers the present value of expected future repayments, discounted using a risk-adjusted market interest rate and a discount factor to reflect the contingent conditions that affect the loan’s repayment.
			- Expected future repayment - Risk-adjusted market interest rate - Discount for repayment contingencies	€220 - €225 20% (15%)
The estimated fair value would increase (decrease) if:
 - the expected future repayments were higher (lower)
 - the risk-adjusted market interest rate was lower (higher)
 - the discount for repayment contingencies was smaller (larger)

Schedule of gains (losses) recognized in profit or loss of financial instruments
The following table presents the total gains recognized for the six months ended June 30, 2018 recognized in profit or loss:

June 30, 2018 in € thousands	Fair Value	Total Gains
Loan receivable	€70	€70
Total	€70	€70